Income from operations	12 Months Ended
Dec. 31, 2017
Disclosure of income from operations [Abstract]
Disclosure of income from operations [Text block]
Table of Contents

Note 6Income from operations

For information related to Sales on a segment and geographical basis, see Information by segment and main country.

Philips Group
Sales and costs by nature
in millions of EUR
2015 - 2017
	2015	2016	2017
Sales	16,806	17,422	17,780
Costs of materials used	(5,188)	(5,030)	(4,918)
Employee benefit expenses	(5,638)	(5,298)	(5,824)
Depreciation and amortization	(972)	(976)	(1,025)
Shipping and handling	(547)	(545)	(602)
Advertising and promotion	(862)	(915)	(939)
Lease expense, net [1] )	(250)	(223)	(227)
Other operational costs [2] )	(2,751)	(2,963)	(2,804)
Other business income (expenses)	60	(6)	76
Income from operations	658	1,464	1,517
1)Lease expense includes EUR 38 million (2016: EUR 30 million, 2015: EUR 33 million) of other costs, such as fuel and electricity, and taxes to be paid and reimbursed to the lessor
2)Other operational costs contain items which are dissimilar in nature and individually insignificant in amount to disclose separately. These costs contain among others expenses for outsourcing services, mainly in IT and HR, 3 rd) party workers, consultants, warranty, patents, costs for travelling, external legal services and EUR 90 million government grants recognized in 2017 (2016: EUR 79 million, 2015: EUR 58 million). The grants mainly relate to research and development activities and business development

Sales composition

Philips Group
Sales composition
in millions of EUR
2015 - 2017
	2015	2016	2017
Goods [1] )	13,175	13,568	13,974
Services [1] )	3,215	3,478	3,477
Royalties	416	375	329
Sales	16,806	17,422	17,780
1)Prior period amounts have been revised to adjust the presentation of revenue related to certain software solutions as well as discounts related to services rendered in 2016. The amount of EUR 403 million was reclassified from Goods to Services in 2016 (EUR 178 million in 2015). These adjustments did not affect the primary Consolidated financial statements of any of the prior years.

Costs of materials used

Cost of materials used represents the inventory recognized in cost of sales.

Employee benefit expenses

Philips Group
Employee benefit expenses
in millions of EUR
2015 - 2017
	2015	2016	2017
Salaries and wages [1] )	4,342	4,422	4,856
Post-employment benefits costs	705	279	347
Other social security and similar charges:
Required by law	480	489	514
Voluntary	110	108	108
Employee benefit expenses	5,638	5,298	5,824
1)Salaries and wages includes EUR 122 million (2016: EUR 95 million, 2015 EUR 82 million) of share-based compensation expenses.

The employee benefit expenses relate to employees who are working on the payroll of Philips, both with permanent and temporary contracts.

For further information on post-employment benefit costs, see Post-employment benefits.

For details on the remuneration of the members of the Board of Management and the Supervisory Board, see Information on remuneration.

Employees

The average number of employees by category is summarized as follows:

Philips Group
Employees
in FTEs
2015 - 2017
	2015	2016	2017
Production	26,524	27,899	27,697
Research and development	8,242	9,087	9,787
Other	23,216	24,565	26,314
Employees	57,982	61,552	63,798
3rd party workers	7,900	8,050	8,098
Continuing operations	65,882	69,602	71,895
Discontinued operations	48,330	43,971	43,497
Philips Group	114,211	113,572	115,392

Employees consist of those persons working on the payroll of Philips and whose costs are reflected in the Employee benefit expenses table. 3 rd party workers consist of personnel hired on a per-period basis, via external companies.

Philips Group
Employees per geographical location
in FTEs
2015 - 2017
	2015	2016	2017
Netherlands	7,589	11,199	11,308
Other countries	58,292	58,403	60,587
Continuing operations	65,882	69,602	71,895
Discontinued operations	48,330	43,971	43,497
Philips Group	114,211	113,572	115,392

Depreciation and amortization

Depreciation of property, plant and equipment and amortization of intangible assets, including impairments, are as follows:

Philips Group
Depreciation and amortization [1] )
in millions of EUR
2015 - 2017
	2015	2016	2017
Depreciation of property, plant and equipment	422	458	437
Amortization of software	35	49	50
Amortization of other intangible assets	273	244	260
Amortization of development costs	242	225	277
Depreciation and amortization	972	976	1,025
1)Includes impairments

Depreciation of property, plant and equipment is primarily included in cost of sales. Amortization of the categories of other intangible assets are reported in selling expenses for brand names and customer relationships and are reported in cost of sales for technology based and other intangible assets. Amortization of development cost is included in research and development expenses.

Shipping and handling

Shipping and handling costs are included in cost of sales and selling expenses in Consolidated statements of income. Further information on when costs are to be reported to cost of sales or selling expenses can be found in Significant accounting policies.

Advertising and promotion

Advertising and promotion costs are included in selling expenses in Consolidated statements of income.

Audit fees

The table below shows the fees attributable to the fiscal years 2015, 2016 and 2017 for services rendered by the respective Group auditors.

Philips Group
Fees
in millions of EUR
	2015	2016	2017
Audit fees	15.3	18.4	16.7
consolidated financial statements	9.8	13.4	12.5
statutory financial statements	5.5	5.0	4.2
Audit-related fees	4.9	2.3	1.5
acquisitions and divestments	3.6	0.9	0.0
sustainability assurance	0.6	0.7	0.7
other	0.7	0.7	0.8
Tax fees	1.1	0.0	0.0
tax compliance services	1.1	0.0	0.0
Other fees	0.0	0.0	0.0
other	0.0	0.0	0.0
Fees [1] )	21.3	20.7	18.3
1)Fees charged by the Dutch organization of the Philips Group auditor were EUR 9.2 million in 2017

Other business income (expenses)

Other business income (expenses) consists of the following:

Philips Group
Other business income (expenses)
in millions of EUR
2015 - 2017
	2015	2016	2017
Result on disposal of businesses:
income	1	1	15
expense	(2)	(4)	(5)
Result on disposal of fixed assets:
income	44	4	96
expense	(1)	(1)	(1)
Result on other remaining business:
income	44	13	41
expense	(27)	(17)	(62)
Impairment of goodwill [1] )		(1)	(9)
Other business income (expenses)	60	(6)	76
Total other business income	89	17	152
Total other business expense	(30)	(23)	(76)
1)Further information on goodwill movement can be found in Goodwill

The result on disposal of businesses was mainly due to divestment of non-strategic businesses.

The result on disposal of fixed assets was mainly due to sale of real estate assets. In 2017 income on disposal of fixed assets amounted to EUR 96 million of which EUR 59 million relates to a disposal of real estate in the US.

The result on other remaining businesses mainly relates to non-core revenue and various legal matters.